Other Non-Current Assets (Tables)	12 Months Ended
Sep. 30, 2022
Investments [Abstract]
Schedule of other non-current assets
	As of September 30,
	2021	2022
Prepaid expenses for land use right (1)	-	1,140,595
Prepaid construction fee (2)	-	276,939
Other non-current assets	$-	$1,417,534